Disposition (Details 3) (USD $)	12 Months Ended					3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Traditional Outdoor Billboards Advertising Business item	Dec. 31, 2011 Traditional Outdoor Billboards Advertising Business entity	Dec. 31, 2010 Allyes	Dec. 31, 2012 Traditional outdoor billboards item	Sep. 30, 2012 Traditional outdoor billboards item	Dec. 31, 2012 Traditional outdoor billboards item
Disposition disclosures
Accounts receivable, allowance for doubtful accounts					$ 3,312,436
Number of subsidiaries disposed of			4			4	4	4
Number of acquired entities				4
Discontinued operation, net revenue				6,088,306	80,599,956			16,406,904
Discontinued operation, pretax losses				932,760				645,006
Impairment loss for goodwill	907,776	5,736,134	907,776
Charge for change in fair value of acquisition payables	1,179,080		1,179,080
Gain on disposal			$ 479,447